1. Operations (Tables)	12 Months Ended
Dec. 31, 2019
Operations
Concession agreements
	December 31, 2019	December 31, 2018

Total municipalities that have already signed contracts (*)	325	307
Balance – intangible and contract assets	35,990,087	29,187,524
Percentage of intangible and contract assets	90.10%	80.14%
Gross revenue (except Construction Revenue)	13,700,777	11,297,242
Percentage of gross revenue (except Construction Revenue)	84.92%	79.26%

Municipalities with contracts under negotiation (expired):	21	35
Balance – intangible and contract assets	1,637,878	4,485,203
Percentage of intangible and contract assets	4.10%	12.32%
Gross revenue (except Construction Revenue)	451,603	858,277
Percentage of gross revenue (except Construction Revenue)	2.80%	6.02%

Municipalities with concession agreements due by 2030:	27	31
Balance – intangible and contract assets	1,181,172	1,917,142
Percentage of intangible and contract assets	2.96%	5.26%
Gross revenue (except Construction Revenue)	588,628	980,679
Percentage of gross revenue (except Construction Revenue)	3.65%	6.88%

Municipality of São Paulo:
Percentage of intangible and contract assets	43.37%	46.97%
Percentage of gross operating revenue	44.48%	47.05%

(*) Includes the municipality of Tapiratiba, which signed a contract in October 2019, to begin operating in April 2020.